N-2	6 Months Ended
Sep. 30, 2023 $ / shares
Cover [Abstract]
Entity Central Index Key	0001918642
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	StepStone Private Venture and Growth Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]	On October 28, 2020, the Securities and Exchange Commission (“SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework used by funds to comply with Section 18
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Private Wealth LLC is a wholly owned subsidiary of StepStone.

The Fund’s investment objective is to achieve long-term capital appreciation by investing in venture capital and growth equity assets, along with other private assets, (“Private Market Assets”) focused on the innovation economy, the most dynamic companies, technologies and sectors identified by StepStone as benefiting from attractive secular trends.

Risk [Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $50,000. The minimum initial investment may be reduced at the Adviser’s discretion. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50% and investors purchasing Class D Shares may be charged a sales load up to a maximum of 1.50%. Investors purchasing Class I Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the Fund’s then-current NAV per share (determined as of the close of business on the last business day of the immediately preceding month).

The following table summarizes the Capital Share transactions for the six months ended September 30, 2023 and the period ended March 31, 2023:

	For the Six Months Ended September 30, 2023		For the Period Ended March 31, 2023*
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	2,180,319	$67,695,997	6,167,112	$161,808,088
Exchange of shares	1,734	56,528	—	—
Net Increase (Decrease)	2,182,053	$67,752,525	6,167,112	$161,808,088
Class D
Proceeds from shares issued	31,421	$990,000	25,073	$743,000
Exchange of shares	660	17,816	—	—
Net Increase (Decrease)	32,081	$1,007,816	25,073	$743,000
Class S
Proceeds from shares issued	77,591	$2,499,275	1,000	$25,000
Exchange of shares	—	—	—	—
Net Increase (Decrease)	77,591	$2,499,275	1,000	$25,000
Class T
Proceeds from shares issued	2,401	$72,375	1,000	$25,000
Exchange of shares	(2,401)	(74,344)	—	—
Net Increase (Decrease)	—	$(1,969)	1,000	$25,000

*    The Fund commenced operations on November 1, 2022.

Beginning no later than the first calendar quarter of 2024, the Adviser intends to recommend to the Board, subject to the Board’s discretion, that the Fund offer a quarterly share repurchase program where the total aggregate amount of Share repurchases will be up to 2.50% of the Fund’s outstanding Shares. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund

Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 32.73
Class D Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	32.58
Class S Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	32.58
Class T Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 32.58